Summary of Significant Accounting Policies - Detail Information of Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2021	Jul. 31, 2020	Jun. 30, 2020
Light Era Development Co., Ltd. ("LED") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Planning and development of real estate and intelligent buildings, and property management
Percentage of Ownership interests	100.00%	100.00%
Donghwa Telecom Co., Ltd. ("DHT") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	International private leased circuit, IP VPN service, and IP transit services
Percentage of Ownership interests	100.00%	100.00%
Chunghwa Telecom Singapore Pte., Ltd. ("CHTS") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	International private leased circuit, IP VPN service, and IP transit services
Percentage of Ownership interests	100.00%	100.00%
Chunghwa System Integration Co., Ltd. ("CHSI") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Providing system integration services and telecommunications equipment
Percentage of Ownership interests	100.00%	100.00%
Chunghwa Investment Co Ltd CHI [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Investment
Percentage of Ownership interests	89.00%	89.00%
CHYP Multimedia Marketing & Communications Co., Ltd. ("CHYP") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Digital information supply services and advertisement services
Percentage of Ownership interests	100.00%	100.00%
Prime Asia Investments Group Ltd. (Prime Asia) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Investment
Percentage of Ownership interests	100.00%	100.00%
Spring House Entertainment Tech. Inc. ("SHE") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Software design services, internet contents production and play, and motion picture production and distribution
Percentage of Ownership interests	56.00%	56.00%
Chunghwa Telecom Global, Inc. ("CHTG") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	International private leased circuit, internet services, and transit services
Percentage of Ownership interests	100.00%	100.00%
Chunghwa Telecom Vietnam Co., Ltd. ("CHTV") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Intelligent energy saving solutions, international circuit, and information and communication technology (“ICT”) services
Percentage of Ownership interests	100.00%	100.00%
Smartfun Digital Co., Ltd. ("SFD") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Providing diversified family education digital services
Percentage of Ownership interests	65.00%	65.00%
Chunghwa Telecom Japan Co., Ltd. ("CHTJ") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	International private leased circuit, IP VPN service, and IP transit services
Percentage of Ownership interests	100.00%	100.00%
Chunghwa Sochamp Technology Inc. ("CHST") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Design, development and production of Automatic License Plate Recognition software and hardware
Percentage of Ownership interests	37.00%	51.00%
Honghwa International Co., Ltd. ("HHI") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Telecommunications engineering, sales agent of mobile phone plan application and other business services, etc.
Percentage of Ownership interests	100.00%	100.00%
Chunghwa Leading Photonics Tech Co., Ltd. ("CLPT") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Production and sale of electronic components and finished products
Percentage of Ownership interests	75.00%	75.00%
Chunghwa Telecom (Thailand) Co., Ltd. ("CHTT") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	International private leased circuit, IP VPN service, ICT and cloud VAS services
Percentage of Ownership interests	100.00%	100.00%
CHT Security Co., Ltd. ("CHTSC") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Computing equipment installation, wholesale of computing and business machinery equipment and software, management consulting services, data processing services, digital information supply services and internet identity services
Percentage of Ownership interests	73.09%	77.46%
International Integrated Systems, Inc. ("IISI") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	IT solution provider, IT application consultation, system integration and package solution
Percentage of Ownership interests	51.00%	51.00%	51.02%	51.54%	31.16%
Chunghwa Precision Test Tech. International Ltd. ("CHPT (International)") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests		100.00%
Chunghwa Telecom Co., Ltd. ("Chunghwa") [Member] | Senao [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Handset and peripherals retailer, sales of CHT mobile phone plans as an agent
Percentage of Ownership interests	28.00%	28.00%
Chunghwa Telecom Co., Ltd. ("Chunghwa") [Member] | CHIEF [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Network integration, internet data center (“IDC”), communications integration and cloud application services
Percentage of Ownership interests	56.00%	56.00%
Chunghwa Telecom Co., Ltd. ("Chunghwa") [Member] | Chunghwa Sochamp Technology Inc. ("CHST") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership interests	37.09%
Senao International Co., Ltd. ("SENAO") [Member] | Senao International (Samoa) Holding Ltd. ("SIS") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	International investment
Percentage of Ownership interests	100.00%	100.00%
Senao International Co., Ltd. ("SENAO") [Member] | Senyoung Insurance Agent Co., Ltd. ("SENYOUNG")
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Property and liability insurance agency
Percentage of Ownership interests	100.00%	100.00%
Senao International Co., Ltd. ("SENAO") [Member] | Youth Co., Ltd. ("Youth") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Sale of information and communication technologies products
Percentage of Ownership interests	96.00%	96.00%
Senao International Co., Ltd. ("SENAO") [Member] | Aval Technologies Co., Ltd. (Aval) [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Sale of information and communication technologies products
Percentage of Ownership interests	100.00%	100.00%
Chunghwa Precision Test Tech. Co., Ltd. ("CHPT") [Member] | CHPT Japan Co., Ltd. ("CHPT (JP)") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Related services of electronic parts, machinery processed products and printed circuit board
Percentage of Ownership interests	100.00%	100.00%
Chunghwa Precision Test Tech. Co., Ltd. ("CHPT") [Member] | Chunghwa Precision Test Tech. International Ltd. ("CHPT (International)") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Wholesale and retail of electronic materials, and investment
Percentage of Ownership interests	100.00%
Chunghwa Precision Test Tech. Co., Ltd. ("CHPT") [Member] | TestPro Investment Co., Ltd. ("TestPro") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Investment
Percentage of Ownership interests	100.00%	0.00%
Chunghwa Precision Test Tech. Co., Ltd. ("CHPT") [Member] | Chunghwa Precision Test Tech. USA Corporation ("CHPT (US)") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Design and after-sale services of semiconductor testing components and printed circuit board
Percentage of Ownership interests	100.00%	100.00%
Youth Co., Ltd. ("Youth") [Member] | ISPOT Co., Ltd. ("ISPOT") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Sale of information and communication technologies products
Percentage of Ownership interests	100.00%	100.00%
Youth Co., Ltd. ("Youth") [Member] | Youyi Co., Ltd. ("Youyi") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Maintenance of information and communication technologies products
Percentage of Ownership interests	100.00%	100.00%
Aval Technologies Co., Ltd. ("Aval") [Member] | Wiin Technology Co., Ltd. ("Wiin") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Sale of information and communication technologies products
Percentage of Ownership interests	100.00%	100.00%
SENYOUNG Insurance Agent Co., Ltd. ("SENYOUNG") [Member] | Senaolife Insurance Agent Co., Ltd. ("Senaolife") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Life insurance services
Percentage of Ownership interests	100.00%	100.00%
CHIEF Telecom Inc. ("CHIEF") [Member] | Unigate Telecom Inc. ("Unigate") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Telecommunications and internet service
Percentage of Ownership interests	100.00%	100.00%
CHIEF Telecom Inc. ("CHIEF") [Member] | Chief International Corp. ("CIC") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Telecommunications and internet service
Percentage of Ownership interests	100.00%	100.00%
CHIEF Telecom Inc. ("CHIEF") [Member] | Shanghai Chief Telecom Co., Ltd. ("SCT") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Telecommunications and internet service
Percentage of Ownership interests	49.00%	49.00%
Chunghwa Investment Co., Ltd. ("CHI") [Member] | Chunghwa Precision Test Tech. Co., Ltd. ("CHPT") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Production and sale of semiconductor testing components and printed circuit board
Percentage of Ownership interests	34.00%	34.00%
TestPro Investment Co., Ltd. ("TestPro") [Member] | NavCore Tech. Co., Ltd. ("NavCore") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Sale and manufacturing of smart equipment, smart factory software and hardware integration and technical consulting service
Percentage of Ownership interests	54.00%	0.00%
Senao International (Samoa) Holding Ltd. ("SIS") [Member] | Senao International HK Limited ("SIHK") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	International investment
Percentage of Ownership interests	100.00%	100.00%
Senao International HK Limited ("SIHK") [Member] | Senao Trading (Fujian) Co., Ltd. ("STF") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Sale of information and communication technologies products
Percentage of Ownership interests	0.00%	0.00%
Prime Asia Investments Group Ltd. (B.V.I.) ("Prime Asia") [Member] | Chunghwa Hsingta Co., Ltd. ("CHC") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Investment
Percentage of Ownership interests	100.00%	100.00%
Chunghwa Precision Test Tech. International Ltd. ("CHPT (International)") [Member] | Su Zhou Precision Test Tech. Ltd. ("SZPT") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Assembly processed of circuit board, design of printed circuit board and related consultation service
Percentage of Ownership interests	100.00%	100.00%
Chunghwa Precision Test Tech. International Ltd. ("CHPT (International)") [Member] | Shanghai Taihua Electronic Technology Limited ("STET") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Design of printed circuit board and related consultation service
Percentage of Ownership interests	100.00%	100.00%
Chunghwa Hsingta Co., Ltd. ("CHC") [Member] | Chunghwa Telecom (China) Co., Ltd. ("CTC") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Integrated information and communication solution services for enterprise clients, and intelligent energy network service
Percentage of Ownership interests	0.00%	100.00%
International Integrated Systems, Inc. ("IISI") [Member] | Unitronics Technology Corp. ("UTC") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Development and maintenance of information system
Percentage of Ownership interests	99.96%	99.96%
International Integrated Systems, Inc. ("IISI") [Member] | IISI Investment Co., Ltd. ("IICL") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Investment
Percentage of Ownership interests	0.00%	100.00%
International Integrated Systems, Inc. ("IISI") [Member] | Infoexplorer International Co., Ltd.("IESA") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Investment
Percentage of Ownership interests	100.00%	100.00%
Infoexplorer International Co., Ltd.("IESA") [Member] | International Integrated Systems (Hong Kong) Limited ("IEHK") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Investment and technical consulting service
Percentage of Ownership interests	100.00%	100.00%
IISI Investment Co., Ltd. ("IICL") [Member] | Leading Tech Co., Ltd. ("LTCL") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Investment
Percentage of Ownership interests	0.00%	100.00%
Leading Tech Co., Ltd. ("LTCL") [Member] | Leading Systems Co., Ltd. ("LSCL") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Investment
Percentage of Ownership interests	0.00%	100.00%
Leading Systems Co., Ltd. ("LSCL") [Member] | International Integrated Systems Inc. (Shanghai) ("IISS") [Member]
Disclosure of subsidiaries [Line Items]
Main Businesses and Products	Development and maintenance of information system
Percentage of Ownership interests	0.00%	0.00%